Financial Liabilities - Senior Credit Facilities and Secured Senior Notes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	May 24, 2011	Dec. 31, 2013	Dec. 31, 2012
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	May 24, 2016
Credit Facility Borrowing Capacity	$ 1,300
Debt instrument amendment date	Jun. 21, 2013
Debt instrument repriced date	Dec. 23, 2013
8% Secured Senior Notes Due 2019 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Jun. 15, 2019
Secured Senior Notes Issued	1,500
Interest at a stated rate	8.00%
8.25% Secured Senior Notes Due 2021 [Member]
Debt Instrument [Line Items]
Debt instrument maturity date	Jun. 15, 2021
Secured Senior Notes Issued	1,700
Interest at a stated rate	8.25%
Tranche B Term Loan [Member]
Debt Instrument [Line Items]
Secured senior credit agreement	$ 3,000
Debt instrument maturity date	May 24, 2017	May 24, 2017	May 24, 2017
Interest at a stated rate		3.50%	6.00%